Significant Accounting Policies - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Change in Contract with Customer, Liability [Roll Forward]
Contract liabilities, beginning of period	$ 87	$ 71
Rewards earnings and gift card issuances	340	387
Redemption and breakage	(356)	(371)
Contract liabilities, end of period	$ 71	$ 87